Organization and Principal Activities (Details) - Schedule of VIEs and the VIE’s Subsidiaries	12 Months Ended
Dec. 31, 2023
Glory Star New Media Group HK Limited (“Glory Star HK”) [Member]
Subsidiaries:
Date of incorporation	Dec. 18, 2018
Place of incorporation	Hong Kong
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Glory Star New Media (Beijing) Technology Co., Ltd. (“WFOE”) [Member]
Subsidiaries:
Date of incorporation	Mar. 13, 2019
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Xing Cui Can International Media (Beijing) Co., Ltd. (“Xing Cui Can”) [Member]
Subsidiaries:
Date of incorporation	Sep. 07, 2016
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Horgos Glory Star Media Co., Ltd. (“Horgos”) [Member]
Subsidiaries:
Date of incorporation	Nov. 01, 2016
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Glory Star Media (Beijing) Co., Ltd. (“Glory Star Beijing”) [Member]
Subsidiaries:
Date of incorporation	Dec. 09, 2016
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Provision of provides advertisement and content production services
Leshare Star (Beijing) Technology Co., Ltd. (“Beijing Leshare”) [Member]
Subsidiaries:
Date of incorporation	Mar. 28, 2016
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Provision of provides advertisement and content production services
Horgos Glary Prosperity Culture Co., Ltd. (“Glary Prosperity”) [Member]
Subsidiaries:
Date of incorporation	Dec. 14, 2017
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	51.00%
Principal activities	Provision of provides advertisement and content production services
Horgos Glary Prosperity Culture Co., Ltd, Beijing Branch (“Glary Prosperity BJ”) [Member]
Subsidiaries:
Date of incorporation	May 08, 2018
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	51.00%
Principal activities	Provision of provides advertisement and content production services
Glory Star (Horgos) Media Technology Co., Ltd (“Horgos Technology”) [Member]
Subsidiaries:
Date of incorporation	Sep. 09, 2020
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Provision of provides advertisement and content production services